UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

		Shares	Fair Value
81.58%	COMMON STOCKS

18.54%	BANKS
	Bank of America Corp.	52,350	$ 2,158,391
	Burke & Herbert Bank & Trust Co.	494	1,012,700
	Deutsche Bank AG*	52,000	680,160
	The Goldman Sachs Group, Inc.	3,115	1,182,236
	JPMorgan Chase & Co.	25,000	3,888,500
	Wells Fargo & Co.	22,200	1,005,438

			9,927,425
1.84%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	987,204
1.13%	COMMUNICATION SERVICES

	AT&T Inc.	21,000	604,380
21.45%	COMPUTERS

	Apple Inc.	34,000	4,656,640
	Intel Corp.	26,900	1,510,166
	Microsoft Corp.	19,620	5,315,058

			11,481,864
2.53%	DIVERSIFIED MANUFACTURING

	General Electric Co.	100,420	1,351,653
5.93%	INDUSTRIAL

	The Boeing Co.*	7,150	1,712,854
	FedEx Corp.	4,900	1,461,817

			3,174,671
13.44%	MEDICAL

	Bausch Health Cos. Inc.	48,000	1,407,360
	Bayer AG ADR (Sponsored)	105,000	1,600,200
	CVS Health Corp.	22,000	1,835,680
	Johnson & Johnson	7,680	1,265,203
	Merck & Co., Inc.	13,420	1,043,673
	Organon & Co.*	1,342	40,609

			7,192,725
4.05%	OIL

	Chevron Corp.	7,400	775,076
	Exxon Mobil Corp.	10,500	662,340
	Schlumberger Ltd.	22,900	733,029

			2,170,445
2.49%	REAL ESTATE

	Simon Property Group, Inc.	10,200	1,330,896
10.18%	RETAIL
	Dollar Tree, Inc.*	18,400	1,830,800
	Target Corp.	11,600	2,804,184
	Walgreens Boot Alliance, Inc.	15,500	815,455

			5,450,439

81.58%	TOTAL COMMON STOCKS		43,671,702
12.69%	EXCHANGE TRADED FUNDS

4.47%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill*	26,161	2,392,947
8.22%	LARGE CAP
	iShares 1000 Growth	2,050	556,534
	iShares Russell 1000 Value	3,450	547,239
	SPDR Portfolio S&P 500	51,000	2,566,830
	SPDR S&P 500 ETF Trust	1,700	727,702

			4,398,305

12.69%	TOTAL EXCHANGE TRADED FUNDS		6,791,252

UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

5.53% MONEY MARKET FUNDS

Fidelity® Investments Money Market Government Portfolio
	Institutional Class 0.01%**	2,962,336
99.80%	TOTAL INVESTMENTS
0.20%	Other assets, net of liabilities
100.00%	NET ASSETS

*Non-income producing

**Effective 7 day yield as of June 30, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

$ 2,962,336

53,425,290

108,814

$ 53,534,104

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
Quoted Prices		Inputs		Inputs		Total
Common Stocks	$43,671,702		$-		$-	$43,671,702
Preferred Stocks	6,791,252		-		-	6,791,252
Money Market Funds	2,962,336		-		-	2,962,336
Total Investments	$53,425,290		$-		$-	$53,425,290

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2021.
At June 30, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $26,333,667 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$27,180,922
		Gross unrealized depreciation				(89,299)
		Net unrealized appreciation				$27,091,623